Indebtedness (Details) - Schedule of indebtedness - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Senior Secured Credit Facilities
Borrowings before deferred financing costs	$ 3,794,657	$ 3,184,832
Deferred financing costs, prepayment options and loss on repayment	(2,060)	2,320
Borrowings	3,792,597	3,187,152
Less: current indebtedness
Long-term indebtedness	3,792,597	3,187,152
Revolving Credit Facility [Member] | Senior Secured Credit Facilities [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs
Term Loan B – U.S. Facility [Member] | Senior Secured Credit Facilities [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	1,962,292	1,975,957
Senior Notes [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	695,035	699,875
Senior Secured Notes [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	631,850
Senior Secured Notes One [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	$ 505,480	$ 509,000